                                                          OMB APPROVAL
                                                  -----------------------------
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes         60 State Street     Boston       MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)            (City)       (State)     (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2006.

                                                  Lawrence T. Perera
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                       13F File No.:
--------------------------- ------------- --------------------------- -------------
1. Brian C. Broderick (12)*   28-11136    6. Michael J. Puzo (25)*      28-06165
2. John M. Cornish            28-5362     7. Kurt F. Somerville (32)*   28-10379
3. Fiduciary Trust Company    28-471      8. Welch & Forbes, Inc.       28-262
4. Marion Fremont-Smith       28-2724     9.
5. Roy A. Hammer              28-5798     10.

* Refers to manager number on attached detail in Item 7.

                                                                     PAGE: 1
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:         ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:       ITEM 8:
                                                     SHARES OR INVESTMENT           VOTING AUTHORITY
                                 CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)    (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS      COMMON STOCK  002824100   1078313      25390          xx                  24590
                                                                       xx     32             800

AMAZON NOTE      CONV.         023135AF3   1268968    1334000          xx                1084000
CONV. SUB. DEB.  CORPORATE                                             xx     12           75000
                 BONDS                                                 xx     25           50000
                                                                       xx     32          125000

AMERICAN         COMMON STOCK  026874107    789577      11947          xx                   7847
INTERNATIONAL                                                          xx     32            4100
GROUP INC

AMGEN INC        COMMON STOCK  031162100   2105676      28944          xx                  17844
                                                                       xx     12             500
                                                                       xx     25            3500
                                                                       xx     32            7100

ANALOG DEVICES,  COMMON STOCK  032654105   1209007      31575          xx                  23375
INC.                                                                   xx     12             800
                                                                       xx     25            3400
                                                                       xx     32            4000

APTARGROUP INC.  COMMON STOCK  038336103    986655      17858          xx                  12758
                                                                       xx     12             600
                                                                       xx     25            1500
                                                                       xx     32            3000

AUTOMATIC DATA   COMMON STOCK  053015103   1171829      25653          xx                  20453
PROCESSING                                                             xx     12             400
                                                                       xx     25            4800

AVERY DENNISON   COMMON STOCK  053611109    470764       8050          xx                   6550
CORP                                                                   xx     25            1500

                                                                       PAGE: 2
AS OF: MARCH 31, 2006        FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:         ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:       ITEM 8:
                                                      SHARES OR INVESTMENT           VOTING AUTHORITY
                                  CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)    (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
BP PLC ADR        COMMON STOCK  055622104   3725656      54042          xx                  39792
                                                                        xx     12            1250
                                                                        xx     25            6600
                                                                        xx     32            6400

BEA SYSTEMS INC   CORPORATE     073325AD4   1548360    1564000          xx                1229000
                  BONDS                                                 xx     12           65000
                                                                        xx     25           50000
                                                                        xx     32          220000

BERKSHIRE         CLASS B       084670207    632520        210          xx                    185
HATHAWAY INC                                                            xx     25              25

BIOMET INC.       COMMON STOCK  090613100    660672      18600          xx                  14550
                                                                        xx     12             600
                                                                        xx     32            3450

BRISTOL MYERS     COMMON STOCK  110122108    522814      21244          xx                  16244
SQUIBB CO                                                               xx     25            5000

CANADIAN          COMMON STOCK  136375102   1609659      33549          xx                  27749
NATIONAL RAILWAY                                                        xx     12             800
CO                                                                      xx     25            3000
                                                                        xx     32            4000

CATERPILLAR INC.  COMMON STOCK  149123101   1206408      16800          xx                  16800

CHEVRON CORP      COMMON STOCK  166764100    767407      13238          xx                  12388
                                                                        xx     12             850

CHUBB             COMMON STOCK  171232101    544008       5700          xx                   5400
CORPORATION                                                             xx     32             300

CIMAREX ENERGY    COMMON STOCK  171798101    206696       4778          xx                   3928
CO                                                                      xx     32             850

                                                                     PAGE: 3
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:         ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
                                                      SHARES OR INVESTMENT           VOTING AUTHORITY
                                  CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
 NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CISCO SYS INC     COMMON STOCK  17275R102    581731     26845           xx                11645
                                                                        xx     25          1800
                                                                        xx     32         13400

CITIGROUP INC     COMMON STOCK  172967101    310065      6565           xx                 5845
                                                                        xx     32           720

COCA COLA CO      COMMON STOCK  191216100    316496      7559           xx                 7559

COLGATE           COMMON STOCK  194162103    216980      3800           xx                 3800
PALMOLIVE CO.

CONOCOPHILLIPS    COMMON STOCK  20825C104    209342      3315           xx                 3315

E I DU PONT DE    COMMON STOCK  263534109   1083531     25670           xx                25270
NEMOURS & CO                                                            xx     32           400

EMC CORP          COMMON STOCK  268648102    643459     47209           xx                33509
                                                                        xx     12          1000
                                                                        xx     25          7900
                                                                        xx     32          4800

EMERSON ELECTRIC  COMMON STOCK  291011104   2159745     25825           xx                18325
CO                                                                      xx     12          1000
                                                                        xx     25          4000
                                                                        xx     32          2500

ENCANA CORP.      COMMON STOCK  292505104   2705667     57900           xx                44250
                                                                        xx     12          1650
                                                                        xx     25          3200
                                                                        xx     32          8800

EXXON MOBIL CORP  COMMON STOCK  30231G102   5859297     96275           xx                83605
                                                                        xx     12          1220
                                                                        xx     25          8000
                                                                        xx     32          3450

                                                                     PAGE: 4
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
                                                        SHARES OR INVESTMENT           VOTING AUTHORITY
                                    CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
  NAME OF ISSUER   TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
  --------------   -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
FUEL CELL ENERGY    COMMON STOCK  35952H106    232130     20238           xx                14738
INC                                                                       xx     12           800
                                                                          xx     32          4700

GENERAL ELECTRIC    COMMON STOCK  369604103   4099067    117857           xx                99657
CO                                                                        xx     12           400
                                                                          xx     25         11000
                                                                          xx     32          6800

GENERAL MILLS INC.  COMMON STOCK  370334104    245038      4835           xx                 4835

GILEAD SCIENCES     COMMON STOCK  375558103    485316      7800           xx                 3800
                                                                          xx     32          4000

HELMERICH &         COMMON STOCK  423452101    628380      9000           xx                 6900
PAYNE INC.                                                                xx     32          2100

HEWLETT PACKARD     COMMON STOCK  428236103    411086     12495           xx                 7295
CO                                                                        xx     25          5200

INTEL               COMMON STOCK  458140100   2112305    108546           xx                78646
CORPORATION                                                               xx     12          2200
                                                                          xx     25         12000
                                                                          xx     32         15700

INTL BUSINESS       COMMON STOCK  459200101   1124149     13631           xx                10356
MACHINES                                                                  xx     32          3275

JEFFERSON-PILOT     COMMON STOCK  475070108   1799086     32161           xx                30261
CORP                                                                      xx     12          1100
                                                                          xx     25           800

                                                                     PAGE: 5
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
                                                        SHARES OR INVESTMENT           VOTING AUTHORITY
                                    CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
  NAME OF ISSUER   TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
  --------------   -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
JOHNSON & JOHNSON   COMMON STOCK  478160104   3352089     56604           xx                 44180
                                                                          xx     12           1400
                                                                          xx     25           7100
                                                                          xx     32           3924

KOPIN               COMMON STOCK  500600101     69389     13850           xx                 11850
                                                                          xx     12           2000

ELI LILLY & CO      COMMON STOCK  532457108    581591     10517           xx                  7317
                                                                          xx     32           3200

MERCK & CO INC      COMMON STOCK  589331107   1757061     49874           xx                 37024
                                                                          xx     12            450
                                                                          xx     25           8000
                                                                          xx     32           4400

MICROSOFT CORP      COMMON STOCK  594918104   1141922     41967           xx                 37767
                                                                          xx     32           4200

NEW YORK TIMES CO.  CL A          650111107   2591542    102392           xx                102392

NOKIA CORP ADR A    COMMON STOCK  654902204    465682     22475           xx                 15675
                                                                          xx     12           1000
                                                                          xx     25           5000
                                                                          xx     32            800

PEPSICO INC.        COMMON STOCK  713448108   1259013     21786           xx                 13960
                                                                          xx     12            100
                                                                          xx     25           5526
                                                                          xx     32           2200

PFIZER INC          COMMON STOCK  717081103    701174     28137           xx                 23437
                                                                          xx     12            400
                                                                          xx     32           4300

                                                                     PAGE: 6
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:          ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
                                                       SHARES OR INVESTMENT           VOTING AUTHORITY
                                   CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
 NAME OF ISSUER   TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
 --------------   -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
PRICE, T. ROWE     COMMON STOCK  74144T108  15149277    193700
GROUP, INC.                                                              xx                193700

PROCTER & GAMBLE   COMMON STOCK  742718109   2561192     44442           xx                 43842
CO                                                                       xx     12            600

ROYAL DUTCH        SPONDORED     780259206    339317      5450           xx                  5450
SHELL PLC          ADR REPSTG A
                   SHS

SAN JUAN BASIN     COMMON STOCK  798241105    274365      6700           xx                  6500
ROYALTY TRUST                                                            xx     12            200

SCHLUMBERGER       COMMON STOCK  806857108    287947      2275           xx                   475
LTD                                                                      xx     32           1800

J M SMUCKER CO     COMMON STOCK  832696405   1018702     25660           xx                 19960
NEW                                                                      xx     25           2200
                                                                         xx     32           3500

SNAP ON INC        COMMON STOCK  833034101    377388      9900           xx                  8300
                                                                         xx     32           1600

STATE STREET CORP  COMMON STOCK  857477103   1079401     17862           xx                 16962
                                                                         xx     32            900

SYSCO CORP         COMMON STOCK  871829107    628180     19600           xx                 19600

3 M COMPANY        COMMON STOCK  88579Y101   1871284     24723           xx                 21173
                                                                         xx     12            850
                                                                         xx     25           1000
                                                                         xx     32           1700

UNION PACIFIC      COMMON STOCK  907818108    331393      3550           xx                  1550
CORP                                                                     xx     25           2000

                                                                     PAGE: 7
AS OF: MARCH 31, 2006      FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
                                                         SHARES OR INVESTMENT           VOTING AUTHORITY
                                     CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
  NAME OF ISSUER    TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
  --------------    -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
UNITED NATURAL       COMMON STOCK  911163103     660933    18900           xx                14700
FOODS INC                                                                  xx     12           400
                                                                           xx     32          3800

UNITED TECHNOLOGIES  COMMON STOCK  913017109     759639    13104           xx                13104

WELLS FARGO & CO     COMMON STOCK  949746101     477492     7476           xx                 4676
(NEW)                                                                      xx     32          2800

WYETH                COMMON STOCK  983024100     427800     8817           xx                 8817

ZIONS BANCORP        COMMON STOCK  989701107     392968     4750           xx                 4750

TOTAL:                                       84,284,600